Unaudited Condensed Consolidated Statements of Stockholders' Equity $ in Thousands	Common Stock Employees shares	Common Stock Consultants shares	Common Stock Director shares	Common Stock USD ($) shares	Paid-in Capital Employees USD ($)	Paid-in Capital Consultants USD ($)	Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Noncontrolling Interest USD ($)	Employees USD ($)	Consultants USD ($)	USD ($)
Balances at Dec. 31, 2022				$ 2			$ 103,610	$ (32,797)	$ (676)			$ 70,139
Balances (in shares) at Dec. 31, 2022 | shares				1,962,396
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							161					161
Contra-revenue related to warrants held by licensee							26					26
Shares issued in connection with stock grant					$ 10					$ 10
Shares issued in connection with stock grant (in shares) | shares	730
Shares issued in connection with restricted stock grants (in shares) | shares			4,000
Forfeitures of restricted stock grants | shares				(500)
Shares issued to consultant in connection with stock grant						$ 45					$ 45
Shares issued to consultant in connection with stock grant (in shares) | shares		6,666
Shares issued on exercises of stock options, net of shares surrendered for cashless exercises							27					27
Shares issued on exercises of stock options, net of shares surrendered for cashless exercises (in shares) | shares				6,121
Net loss								(21,052)	(1,185)			(22,237)
Balances at Dec. 31, 2023				$ 2			103,879	(53,849)	(1,861)			48,171
Balances (in shares) at Dec. 31, 2023 | shares				1,979,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							36					36
Contra-revenue related to warrants held by licensee							10					10
Shares issued in connection with stock grant						98					98
Shares issued in connection with stock grant (in shares) | shares		7,800
Shares issued in connection with public offering and private placement transactions, net of transaction costs							1,902					1,902
Shares issued in connection with public offering and private placement transactions, net of transaction costs (in shares) | shares				357,889
Net loss								(6,294)	(51)			(6,345)
Balances at Mar. 31, 2024				$ 2			105,925	(60,143)	(1,912)			43,872
Balances (in shares) at Mar. 31, 2024 | shares				2,345,102
Balances at Dec. 31, 2023				$ 2			103,879	(53,849)	(1,861)			48,171
Balances (in shares) at Dec. 31, 2023 | shares				1,979,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss												(15,404)
Balances at Sep. 30, 2024				$ 2			106,078	(69,161)	(1,953)			34,966
Balances (in shares) at Sep. 30, 2024 | shares				2,358,018
Balances at Dec. 31, 2023				$ 2			103,879	(53,849)	(1,861)			48,171
Balances (in shares) at Dec. 31, 2023 | shares				1,979,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							138					138
Contra-revenue related to warrants held by licensee							38					38
Shares issued in connection with stock grant					10	$ 98				10	$ 98
Shares issued in connection with stock grant (in shares) | shares	1,468	7,800
Shares issued in connection with restricted stock grants (in shares) | shares			4,000
Warrants issued in connection with refinancing of term loan debt							481					481
Share issued to executives for pro rata portion of base salaries, net of withholding taxes							120					120
Shares issued to executives for pro rata portion of base salaries, net of withholding taxes (in shares) | shares				17,502
Shares issued in connection with public offering and private placement transactions, net of transaction costs							1,902					1,902
Shares issued in connection with public offering and private placement transactions, net of transaction costs (in shares) | shares				357,889
Net loss								(22,395)	(165)			(22,560)
Balances at Dec. 31, 2024				$ 2			106,666	(76,244)	(2,026)			$ 28,398
Balances (in shares) at Dec. 31, 2024 | shares				2,368,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse stock split ratio												0.1
Balances at Mar. 31, 2024				$ 2			105,925	(60,143)	(1,912)			$ 43,872
Balances (in shares) at Mar. 31, 2024 | shares				2,345,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							32					32
Contra-revenue related to warrants held by licensee							10					10
Shares issued in connection with restricted stock grants (in shares) | shares				4,000
Net loss								195	(34)			161
Balances at Jun. 30, 2024				$ 2			105,967	(59,948)	(1,946)			44,075
Balances (in shares) at Jun. 30, 2024 | shares				2,349,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							37					37
Contra-revenue related to warrants held by licensee							9					9
Shares issued in connection with stock grant					$ 10					$ 10
Shares issued in connection with stock grant (in shares) | shares	1,468
Share issued to executives for pro rata portion of base salaries, net of withholding taxes							55					55
Shares issued to executives for pro rata portion of base salaries, net of withholding taxes (in shares) | shares				7,448
Net loss								(9,213)	(7)			(9,220)
Balances at Sep. 30, 2024				$ 2			106,078	(69,161)	(1,953)			34,966
Balances (in shares) at Sep. 30, 2024 | shares				2,358,018
Balances at Dec. 31, 2024				$ 2			106,666	(76,244)	(2,026)			28,398
Balances (in shares) at Dec. 31, 2024 | shares				2,368,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							33					33
Contra-revenue related to warrants held by licensee							10					10
Additional impact related to fractional shares from reverse stock split | shares				(57)
Share issued to executives for pro rata portion of base salaries, net of withholding taxes							66					66
Shares issued to executives for pro rata portion of base salaries, net of withholding taxes (in shares) | shares				18,310
Net loss								(2,797)				(2,797)
Balances at Mar. 31, 2025				$ 2			106,775	(79,041)	(2,026)			25,710
Balances (in shares) at Mar. 31, 2025 | shares				2,386,325
Balances at Dec. 31, 2024				$ 2			106,666	(76,244)	(2,026)			28,398
Balances (in shares) at Dec. 31, 2024 | shares				2,368,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss												(14,777)
Balances at Sep. 30, 2025				$ 5			109,622	(90,928)	(2,119)			16,580
Balances (in shares) at Sep. 30, 2025 | shares				4,806,776
Balances at Mar. 31, 2025				$ 2			106,775	(79,041)	(2,026)			25,710
Balances (in shares) at Mar. 31, 2025 | shares				2,386,325
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							54					54
Contra-revenue related to warrants held by licensee							9					9
Shares issued in connection with restricted stock grants (in shares) | shares				21,500
Warrants issued in connection with refinancing of term loan debt							648					648
Share issued to executives for pro rata portion of base salaries, net of withholding taxes							66					66
Shares issued to executives for pro rata portion of base salaries, net of withholding taxes (in shares) | shares				29,675
Net loss								(3,988)	(3)			(3,991)
Balances at Jun. 30, 2025				$ 2			107,552	(83,029)	(2,029)			22,496
Balances (in shares) at Jun. 30, 2025 | shares				2,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense related to stock options and restricted stock							40					40
Contra-revenue related to warrants held by licensee							9					9
Share issued to executives for pro rata portion of base salaries, net of withholding taxes							59					59
Shares issued to executives for pro rata portion of base salaries, net of withholding taxes (in shares) | shares				44,416
Shares issued in connection with public offering and private placement transactions, net of transaction costs				$ 3			1,962					1,965
Shares issued in connection with public offering and private placement transactions, net of transaction costs (in shares) | shares				2,324,860
Net loss								(7,899)	(90)			(7,989)
Balances at Sep. 30, 2025				$ 5			$ 109,622	$ (90,928)	$ (2,119)			$ 16,580
Balances (in shares) at Sep. 30, 2025 | shares				4,806,776